PENSION PLANS (Tables) (Pension Plans, Defined Benefit)	12 Months Ended
May 31, 2012
Pension Plans, Defined Benefit
Components of Net Periodic Pension and Postretirement Costs

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2012	2011	2010	2012	2011	2010
Service cost	$19,906	$16,957	$14,020	$3,731	$3,535	$1,971
Interest cost	15,307	13,738	13,499	8,076	7,622	7,352
Expected return on plan assets	(17,416)	(12,558)	(9,795)	(7,867)	(7,057)	(6,068)
Amortization of:
Prior service cost	352	358	351	10	12	9
Net actuarial losses recognized	8,510	7,919	6,554	2,169	2,472	963
Curtailment/settlement (gains) losses	—	83	—	—	(26)	(76)

Net Pension Cost	$26,659	$26,497	$24,629	$6,119	$6,558	$4,151

Changes in Benefit Obligations and Plan Assets

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2012 and 2011, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2012	2011	2012	2011
Benefit obligation at beginning of year	$288,532	$258,755	$161,632	$137,821
Service cost	19,906	16,957	3,731	3,535
Interest cost	15,307	13,738	8,076	7,622
Benefits paid	(13,467)	(15,915)	(6,337)	(5,844)
Participant contributions			1,035	1,007
Acquisitions			880	60
Plan amendments		68		(9)
Actuarial losses	74,735	15,110	20,563	1,835
Settlements/Curtailments		(181)		(2,409)
Premiums paid			(161)	(146)
Currency exchange rate changes			(14,081)	18,160

Benefit Obligation at End of Year	$385,013	$288,532	$175,338	$161,632

Fair value of plan assets at beginning of year	$212,215	$147,370	$141,639	$112,435
Actual return on plan assets	(14,309)	30,536	3,987	11,655
Employer contributions	13,769	50,405	8,363	9,770
Participant contributions			1,035	1,007
Benefits paid	(13,467)	(15,915)	(6,337)	(5,844)
Premiums paid			(161)	(146)
Settlements/Curtailments		(181)		(2,409)
Currency exchange rate changes			(11,208)	15,171

Fair Value of Plan Assets at End of Year	$198,208	$212,215	$137,318	$141,639

(Deficit) of plan assets versus benefit obligations at end of year	$(186,805)	$(76,317)	$(38,020)	$(19,993)
Net Amount Recognized	$(186,805)	$(76,317)	$(38,020)	$(19,993)

Accumulated Benefit Obligation	$324,247	$248,952	$156,663	$143,413

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2012 and 2011 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2012	2011	2012	2011
Noncurrent assets	$—	$—	$42	$—
Current liabilities	(43)	(43)	(492)	(483)
Noncurrent liabilities	(186,762)	(76,274)	(37,570)	(19,510)

Net Amount Recognized	$(186,805)	$(76,317)	$(38,020)	$(19,993)

Relationship between Plans Benefit Obligations and Assets

The following table summarizes the relationship between our plans’ benefit obligations and assets:

	U.S. Plans
	2012		2011
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$385,013	$198,208	$288,532	$212,215
Plans with accumulated benefit obligation in excess of plan assets	324,247	198,208	248,952	212,215

	Non-U.S. Plans
	2012		2011
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$174,358	$136,296	$161,632	$141,639
Plans with accumulated benefit obligation in excess of plan assets	83,465	62,902	78,269	68,632
Plans with assets in excess of projected benefit obligations	980	1,022
Plans with assets in excess of accumulated benefit obligations	73,198	74,416	65,144	73,007

Pretax Net Actuarial Loss, Prior Service (Costs) and Transition Assets/(Obligations) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial loss, prior service (costs) and transition assets/(obligations) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2012	2011	2012	2011
Net actuarial loss(1)	$(205,086)	$(107,137)	$(62,750)	$(44,313)
Prior service (costs)	(1,679)	(2,031)	(93)	(120)

Total recognized in accumulated other comprehensive income not affecting retained earnings	$(206,765)	$(109,168)	$(62,843)	$(44,433)

(1)	Increases in net actuarial losses arising during 2012 were primarily attributable to a lower discount rate during 2012 versus 2011 and a lower actual return on plan assets compared with the expected return on plan assets for 2012.

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2012	2011	2012	2011
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$68	$—	$(9)
Net loss (gain) arising during the year	106,459	(2,868)	24,441	(2,763)
Effect of exchange rates on amounts included in AOCI			(3,852)	4,459
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	(352)	(358)	(10)	(12)
Amortization or settlement recognition of net gain (loss)	(8,510)	(8,002)	(2,169)	(2,446)

Total recognized in other comprehensive loss (income)	$97,597	$(11,160)	$18,410	$(771)

Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but will be Recognized in Consolidated Statements of Income

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2012 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2013:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(15,930)	$(2,769)
Prior service (costs)	$(348)	$(9)

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2012	2011	2012	2011
Discount rate	4.25%	5.25%	4.19%	5.14%
Rate of compensation increase	3.15%	3.15%	3.76%	3.83%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2012	2011	2010	2012	2011	2010
Discount rate	5.25%	5.75%	6.90%	5.14%	5.26%	6.96%
Expected return on plan assets	8.50%	8.75%	8.75%	5.63%	5.75%	5.94%
Rate of compensation increase	3.15%	3.28%	3.28%	3.83%	3.81%	3.76%

Weighted-Average Actual and Target Allocation of Plan Assets

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation as of May 31, 2012	Actual Asset Allocation
(Dollars in millions)		2012	2011
Equity securities	55%	$111.7	$107.8
Fixed income securities	25%	64.4	50.7
Cash		4.5	35.0
Other	20%	17.6	18.7

Total assets	100%	$198.2	$212.2

	Non-U.S. Plans
	Target Allocation as of May 31, 2012	Actual Asset Allocation
(Dollars in millions)		2012	2011
Equity securities	42%	$67.0	$66.8
Fixed income securities	51%	43.9	44.5
Cash	1%	0.4	0.4
Property and other	6%	26.0	30.0

Total assets	100%	$137.3	$141.7

Pension Plan Assets Categorized using Fair Value Hierarchy

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2012 and 2011:

	U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
U.S. Treasury and other government	$—	$7,969	$—	$7,969
State and municipal bonds		490		490
Foreign bonds		2,279		2,279
Mortgage-backed securities		9,169		9,169
Corporate bonds		14,647		14,647
Stocks — large cap	36,196			36,196
Stocks — mid cap	19,659			19,659
Stocks — small cap	10,413			10,413
Stocks — international	6,961			6,961
Mutual funds — equity		38,475		38,475
Mutual funds — fixed		29,806		29,806
Cash and cash equivalents	4,549			4,549
Limited partnerships			1,833	1,833
Common/collective trusts			15,762	15,762

Total	$77,778	$102,835	$17,595	$198,208

	Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
Pooled equities	$—	$66,212	$—	$66,212
Pooled fixed income		43,446		43,446
Foreign bonds		433		433
Insurance contracts			25,974	25,974
Mutual funds		843		843
Cash and cash equivalents	410			410

Total	$410	$110,934	$25,974	$137,318

	U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2011
U.S. Treasury and other government	$—	$2,691	$—	$2,691
State and municipal bonds		439		439
Foreign bonds		1,566		1,566
Mortgage-backed securities		6,531		6,531
Corporate bonds		12,653		12,653
Stocks — large cap	44,926			44,926
Stocks — mid cap	16,040			16,040
Stocks — small cap	4,754			4,754
Stocks — international	7,514			7,514
Mutual funds — equity		34,515		34,515
Mutual funds — fixed		26,873		26,873
Cash and cash equivalents	35,040			35,040
Limited partnerships			2,470	2,470
Common/collective trusts			16,203	16,203

Total	$108,274	$85,268	$18,673	$212,215

	Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2011
Pooled equities	$—	$65,698	$—	$65,698
Pooled fixed income		44,012		44,012
Foreign bonds		402		402
Insurance contracts			30,043	30,043
Mutual funds		1,110		1,110
Cash and cash equivalents	374			374

Total	$374	$111,222	$30,043	$141,639

Activity that Occurred for Level Three Assets

The following table includes the activity that occurred during the years ended May 31, 2012 and 2011 for our Level 3 assets:

(In thousands)	Balance at Beginning of Period	Actual Return on Plan Assets For:		Purchases, Sales and Settlements, net(1)	Transfers In/Out of Level 3	Balance at End of Period
		Assets Still Held at Reporting Date	Assets Sold During Year
Year ended May 31, 2012	$48,716	231	(619)	(3,998)	(761)	$43,569
Year ended May 31, 2011	33,337	197	1,750	5,606	7,826	48,716

(1)	Includes the impact of exchange rate changes during the year.